Consolidated Balance Sheet - CAD ($) $ in Millions	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and Cash Equivalents	$ 70,286	$ 50,123	$ 93,261
Interest Bearing Deposits with Banks	7,704	8,573	8,303
Securities (Note 2)
Trading	99,546	118,641	104,411
Fair value through profit or loss	13,682	14,663	14,210
Fair value through other comprehensive income	37,879	43,071	63,123
Debt securities at amortized cost	101,658	98,456	49,970
Investments in associates and joint ventures	1,303	1,234	1,135
Securities, net	254,068	276,065	232,849
Securities Borrowed or Purchased Under Resale Agreements	106,800	117,444	107,382
Loans
Residential mortgages	139,651	137,382	135,750
Consumer instalment and other personal	81,890	79,080	77,164
Credit cards	8,637	8,050	8,103
Business and government	274,548	262,253	239,809
Loans gross of allowance for loan losses	504,726	486,765	460,826
Allowance for credit losses (Note 3)	(2,403)	(2,405)	(2,564)
Loans,net	502,323	484,360	458,262
Other Assets
Derivative instruments	45,820	34,827	36,713
Customers' liability under acceptances	13,228	12,803	14,021
Premises and equipment	4,581	4,550	4,454
Goodwill	5,002	4,957	5,378
Intangible assets	2,090	2,071	2,266
Current tax assets	1,242	1,615	1,588
Deferred tax assets	786	1,027	1,287
Other	27,635	24,757	22,411
Other assets	100,384	86,607	88,118
Total Assets	1,041,565	1,023,172	988,175
Liabilities and Equity
Deposits (Note 4)	713,714	704,949	685,631
Other Liabilities
Derivative instruments	41,763	29,825	30,815
Acceptances	13,228	12,803	14,021
Securities sold but not yet purchased	39,316	36,760	32,073
Securities lent or sold under repurchase agreements	96,798	107,979	97,556
Securitization and structured entities' liabilities	24,692	25,158	25,486
Current tax liabilities	77	192	221
Deferred tax liabilities	110	135	192
Other	38,039	37,086	37,764
Other liabilities	254,023	249,938	238,128
Subordinated Debt (Note 4)	8,236	8,481	6,893
Total Liabilities	975,973	963,368	930,652
Equity
Contributed surplus	318	319	313
Retained earnings	41,275	37,513	35,497
Accumulated other comprehensive income	1,253	2,789	2,556
Total Equity	65,592	59,804	57,523
Total Liabilities and Equity	1,041,565	1,023,172	988,175
Preferred shares and other equity instruments [member]
Equity
Issued capital	5,708	5,558	5,558
Total Equity	5,708	5,558	5,558
Common shares [member]
Equity
Issued capital	17,038	13,625	13,599
Total Equity	$ 17,038	$ 13,625	$ 13,599